WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS N PROSPECTUS DATED MAY 1, 2008

The information below supplements and supercedes the applicable disclosure in the Summary section of the Prospectus related to the William Blair Small Cap Growth Fund, the William Blair International Growth Fund and the William Blair Emerging Markets Growth Fund.

The Fund is open to investors.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supersedes the disclosure in the Investment Objectives and Principal Investment Strategies section of the Prospectus related to the Portfolio Management of the William Blair Bond Fund, the William Blair Income Fund and the William Blair Ready Reserves Fund.

The portfolio managers have changed for the Fund.  The Fund is managed by Christopher T. Vincent.

The information below supplements and supersedes the disclosure under “William Blair International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supercedes the disclosure under “William Blair Small Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Small Cap Growth Fund is co-managed by Karl W. Brewer and Michael P. Balkin.

Michael P. Balkin, an associate with William Blair & Company, L.L.C., has co-managed the Fund since June 30, 2008.  He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management.  Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005.  Education: B.A. Northwestern University.

The information below supplements and supercedes the disclosure under “William Blair Small-Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Small-Mid Cap Growth Fund.  The Small-Mid Cap Growth Fund will be managed by Karl W. Brewer, Robert C. Lanphier, IV and Matthew Litfin.

Matthew Litfin, a principal of William Blair & Company, L.L.C., has been with William Blair since 1997 when he started as a sell-side Research Analyst.  He led the firm’s sell-side Business Services equity research effort from 2005 to 2007.  He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team.  Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co.  Education: B.S., University of Tennessee; M.B.A., Harvard University.

The information below supplements and supercedes the disclosure under “William Blair Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Mid Cap Growth Fund.  The Mid Cap Growth Fund will be managed by Robert C. Lanphier, IV and David P. Ricci.

Dated:  December 9, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO CLASS I PROSPECTUS DATED MAY 1, 2008

The information below supplements and supercedes the applicable disclosure in the Summary section of the Prospectus related to the William Blair Small Cap Growth Fund, the William Blair International Growth Fund and the William Blair Emerging Markets Growth Fund.

The Fund is open to investors.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supersedes the disclosure in the Investment Objectives and Principal Investment Strategies section of the Prospectus related to the Portfolio Management of the William Blair Bond Fund, the William Blair Income Fund and the William Blair Ready Reserves Fund (Class N shares).

The portfolio managers have changed for the Fund.  The Fund is managed by Christopher T. Vincent.

The information below supplements and supersedes the disclosure under “William Blair International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supersedes disclosure in the “William Blair Emerging Leaders Growth Fund – Summary,” “William Blair Emerging Leaders Growth Fund – Goals and Principal Strategies” and “William Blair Emerging Leaders Growth Fund – Portfolio Management” sections of the Prospectus.

The Fund invests primarily in a diversified portfolio of equity securities, including common stocks, issued by companies in emerging markets with a market capitalization of at least $3 billion.  Securities of companies whose market capitalization falls below $3 billion after purchase may continue to be held in the Fund.

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000.  He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy.  In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios.   In addition to his portfolio management responsibilities, Mr. McClone is responsible for small cap financials, telecommunication services and emerging markets consumer research for William Blair’s non-US equity strategies.  From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management.  Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray.  At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, as well as issued fairness opinions and conducted private company valuations.  Education:  BBA and B.A., University of Wisconsin-Madison.  He has the Chartered Financial Analyst Designation and is a member of the CFA institute.

The information below supplements and supercedes the disclosure under “William Blair Small Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Small Cap Growth Fund is co-managed by Karl W. Brewer and Michael P. Balkin.

Michael P. Balkin, an associate with William Blair & Company, L.L.C., has co-managed the Fund since June 30, 2008.  He returned to William Blair in 2008 after spending three years (2005-2008) as a partner with Magnetar Capital and as the Chief Investment Officer of Magnetar Investment Management.  Prior to joining Magnetar in 2005, he spent fifteen years (1990-2005) with William Blair in various positions, including serving as a co-manager of the Fund from its inception in 1999 to 2005.  Education: B.A. Northwestern University.

The information below supplements and supercedes the disclosure under “William Blair Small-Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Small-Mid Cap Growth Fund.  The Small-Mid Cap Growth Fund will be managed by Karl W. Brewer, Robert C. Lanphier, IV and Matthew Litfin.

Matthew Litfin, a principal of William Blair & Company, L.L.C., has been with William Blair since 1997 when he started as a sell-side Research Analyst.  He led the firm’s sell-side Business Services equity research effort from 2005 to 2007.  He joined William Blair’s Investment Management Department in 2007 as a research analyst supporting the Small-Mid Cap Growth team.  Prior to joining William Blair, he spent two years as a municipal bond analyst at John Nuveen & Co.  Education: B.S., University of Tennessee; M.B.A., Harvard University.

The information below supplements and supercedes the disclosure under “William Blair Mid Cap Growth Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

Effective December 31, 2008, the portfolio managers will change for the Mid Cap Growth Fund.  The Mid Cap Growth Fund will be managed by Robert C. Lanphier, IV and David P. Ricci.

Dated:  December 9, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.

WILLIAM BLAIR FUNDS

SUPPLEMENT TO INSTITUTIONAL CLASS PROSPECTUS DATED MAY 1, 2008

The information below supplements and supercedes the applicable disclosure in the Summary section of the Prospectus related to the William Blair Institutional International Growth Fund and the William Blair Emerging Markets Growth Fund.

The Fund is open to investors.  The Fund may close or re-open to new or existing shareholders at any time.

The information below supplements and supersedes the disclosure in the Investment Objectives and Principal Investment Strategies section of the Prospectus related to the Portfolio Management of the William Blair Bond Fund.

The portfolio managers have changed for the Fund.  The Fund is managed by Christopher T. Vincent.

The information below supplements and supersedes the disclosure under “William Blair Institutional International Equity Fund – Portfolio Management” in the Investment Objectives and Principal Investment Strategies section of the Prospectus.

The Institutional International Equity Fund is co-managed by W. George Greig and David Merjan. These two individuals are responsible for investment strategy, asset allocation, portfolio construction and security selection.  They are supported by a team of research analysts.

David Merjan, a principal of William Blair & Company, L.L.C., has co-managed the Fund since 2008. He joined William Blair’s Investment  Management Department  in 1998 as an international stock analyst. In addition to co-managing the Fund, he coordinates non-U.S. large cap energy and mining research and is the portfolio manager for the William Blair ADR strategy. From 1986 until 1998, he was with Hughes Electronics in Los Angeles in various capacities, including the Corporate Treasury department where he focused on international mergers and acquisitions and managed corporate currency and interest rate portfolios, as well as in the pension management subsidiary of Hughes where he managed an international equity fund.  Education: B.A., Dickinson College; M.I.M., American Graduate School of International Management.  He has the Chartered Financial Analyst Designation and is a member of the CFA Institute.

The information below supplements and supersedes disclosure in the “William Blair Emerging Leaders Growth Fund – Summary,” “William Blair Emerging Leaders Growth Fund – Goals and Principal Strategies” and “William Blair Emerging Leaders Growth Fund – Portfolio Management” sections of the Prospectus.

The Fund invests primarily in a diversified portfolio of equity securities, including common stocks, issued by companies in emerging markets with a market capitalization of at least $3 billion.  Securities of companies whose market capitalization falls below $3 billion after purchase may continue to be held in the Fund.

The Emerging Leaders Growth Fund is co-managed by Todd M. McClone and Jeffrey A. Urbina. These two individuals are responsible for investment strategy, asset allocation, portfolio construction, and security selection. They are supported by a team of research analysts.

Todd M. McClone, a principal of William Blair & Company, L.L.C., joined the Firm in 2000.  He has co-managed the Fund since 2008 along with separate account portfolios in the same strategy.  In addition to the Emerging Leaders Growth Fund, he is a co-portfolio manager for the Emerging Markets Growth Fund and associated separate account portfolios.   In addition to his portfolio management responsibilities, Mr. McClone is responsible for small cap financials, telecommunication services and emerging markets consumer research for William Blair’s non-US equity strategies.  From 1993 through 2000, he was a senior research analyst specializing in international equity for Strong Capital Management.  Prior to joining Strong Capital Management, Mr. McClone was a Corporate Finance Research Analyst with Piper Jaffray.  At Piper Jaffray, he worked with the corporate banking financials team on a variety of transactions including initial public offerings, mergers and acquisitions and subordinated debt offerings, as well as issued fairness opinions and conducted private company valuations.  Education:  BBA and B.A., University of Wisconsin-Madison.  He has the Chartered Financial Analyst Designation and is a member of the CFA institute.

Dated:  December 9, 2008

WILLIAM BLAIR FUNDS
222 West Adams Street
Chicago, Illinois  60606

Please retain this supplement with your Prospectus for future reference.